Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
As of December 31, 2014 and 2015, inventories consisted of the following:

	December 31,
	2014	2015
	(in thousands)

Finished goods	$54,302	58,337
Work in process	71,086	60,632
Raw materials	40,689	52,337
Supplies	28	68
	$166,105	171,374